Acquisitions and dispositions - Adjustments (Details 2) - Mitsubishi Materials Cmi Corporation Honda Elesys Limited Liability Company And Gpm ¥ in Millions	12 Months Ended
Mar. 31, 2015 JPY (¥)
Business Acquisition [Line Items]
Business combination, adjustment, current assets	¥ (1,499)
Business combination, adjustment, property, plant and equipment	3,144
Business combination, adjustment, goodwill	(9,471)
Business combination, adjustment, intangible assets	9,972
Business combination, adjustment, other noncurrent assets	55
Business combination, adjustment, liability	2,400
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Equity Interests	(199)
Business combination, adjustment, operating income	(279)
Business combination, adjustment, income before income taxes	(279)
Business combination, adjustment, net income attributable to Nidec Corporation	(201)
Trademarks
Business Acquisition [Line Items]
Business combination, adjustment, intangible assets	3,156
Customer relationships
Business Acquisition [Line Items]
Business combination, adjustment, intangible assets	¥ 3,647
Weighted average amortization period (in years)	20 years
Developed technologies
Business Acquisition [Line Items]
Business combination, adjustment, intangible assets	¥ 3,169
Weighted average amortization period (in years)	15 years